Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (73)	$ 11
Due from related parties	(160)	(2)
Other assets	(11)	2
Accounts payable	7	2
Accrued liabilities	38	17
Due to related parties	213	(68)
Accrued interest	8	(3)
Long-term accounts payable and other liabilities	0	(7)
Post-retirement and post-employment benefit liability	33	25
Changes in non-cash balances related to operations, Total	55	(23)
Capital investment, property, plant and equipment	(1,551)	(1,454)
Capital investments, intangible assets	(116)	(121)
Capital investments	(1,667)	(1,575)
Reconciling items, property plant and equipment	38	36
Reconciling items, intangible assets	1	1
Reconciling items, property plant and equipment, total	39	37
Cash outflow for capital expenditures, property plant and equipment	(1,513)	(1,418)
Cash outflow for capital expenditures, intangible assets	(115)	(120)
Cash outflow for capital expenditures, total	(1,628)	(1,538)
Capital contributions received	3	7
Net interest paid	494	519
Income taxes paid	$ 21	$ 17